Insurance (Tables)	12 Months Ended
Dec. 31, 2022
Insurance
Schedule of insurance

Modalities	Maximum indemnity limits
Operational Risks	R$550,000
General Civil Liability - RCG	R$ 80,000
Cyber risks	R$ 30,000
Automobile (executive and operational fleet)	R$ 1,000 for optional civil liability (property damage and bodily harm) and R$ 100 for moral damages.